Financial Risk Management and Policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management And Policies [Abstract]
Schedule of changes in interest rates
Effect on
profit
USD

2019
+40 increase in basis points	347,971
-40 decrease in basis points	(347,971)

2018
+40 increase in basis points	(381,713)
-40 decrease in basis points	381,713

Schedule of maturity profile of Group's financial liabilities
	On	Less than	3 months	1 to 5
	demand	3 months	to 1 year	years	> 5 years	Total
	USD	USD	USD	USD	USD	USD

31 December 2019
Term loans (including accrued interest)	-	8,101,006	9,178,414	34,165,752	40,550,347	91,995,519
Lease liability	-	2,359,590	-	9,919,810	213,469,799	225,749,199
Derivative financial instruments	-	-	1,518,249	-	-	1,518,249
Accounts payable, accruals and other payables (excluding accrued interest)	-	26,350,143	31,469,596	-	-	57,819,739

Total	-	36,810,739	42,166,259	44,085,562	254,020,146	377,082,706

31 December 2018
Bank overdraft	3,745,048	-	-	-	-	3,745,048
Term loans (including accrued interest)	95,702,779	-	-	-	-	95,702,779
Lease liability	-	2,313,323	-	9,725,304	216,023,896	228,062,523
Derivative financial instruments	-	-	1,190,073	-	-	1,190,073
Accounts payable, accruals and other payables (excluding accrued interest)	-	2,120,877	5,972,230	-	-	8,093,107

Total	99,447,827	4,434,200	7,162,303	9,725,304	216,023,896	336,793,530

Schedule of capital management
	2019	2018
	USD	USD

Term loans	88,700,137	94,792,088
Lease liability	30,779,137	30,221,425
Less: cash and cash equivalents	(19,830,771)	3,707,697

Net debt	99,648,503	128,721,210

Total capital	125,125,875	60,977,933

Capital and net debt	224,774,378	189,699,143

Gearing ratio	44%	68%